Statements of Cash Flows - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Cash flows from operating activities
Net loss		$ (3,899)
Adjustment to reconcile net loss to net cash provided by operating activities:
Deferred income taxes
Change in accrued liabilities		1,412
Net cash used in operating activities		(2,487)
Cash flows from investing activities
Net cash provided by investing activities
Cash flows from financing activities
Proceeds from stock issuance
Stockholder contribution		2,487
Net cash provided by financing activities		2,487
Net increase (decrease) in cash and cash equivalents
Cash and cash equivalents, beginning of period
Cash and cash equivalents, end of period